Accrued Expenses And Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Deposit received for the sale of property, plant and equipment	$ 20,678	$ 8,086
Government subsidies	4,400	4,593
Social insurance and benefits payables	3,533	3,907
Payables for purchases of property plant and equipment	7,230	1,871
Accrued professional fees	916	1,257
Payables to suppliers	5,038	1,243
Accrued operating expenses	581	1,201
Accrued wages	760	770
Accrued interest expense	19	407
Other tax payables	565	362
Commission payable	307	236
Warranty provision	138	193
Contract deposit for constructor	218	73
Others	619
Accrued expenses and other current liabilities	$ 45,002	$ 24,199